INCOME TAXES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details Narrative
Statutory income tax rate	27.00%	26.00%	26.00%
Net capital losses carried forward	$ 994,000
Available resource-related deductions carried forward	$ 2,656,000